Related Party Transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 - RELATED PARTY TRANSACTIONS

On October 1, 2016, the Company entered into employment agreements with two of its officers. The employment agreement with the company's President and CEO provides for annual base compensation of $370,000 for a period of three years, which can, at the Company's election, be paid in cash or Common Stock or deferred if insufficient cash is available, and provides for other benefits, including a discretionary bonus and equity provision for the equivalent of 12 months' base salary, and an additional one-time severance payment of $2,500,000 upon termination under certain circumstances, as defined in the agreement. On September 16, 2019, Mr. Bannon's employment agreement was modified to provide an annual salary of $624,000. The Company recognized expenses of $312,000 for the six months ended March 31, 2021 and 2020 for the CEO's base compensation.

On March 28, 2017, Bantec entered into an at-will employment agreement with Matthew Wiles as General Manager of Howco. Under the terms of the employment agreement, Mr. Wiles' compensation is $140,000 per annum and he also will be eligible for a bonus of 10% of Howco's gross profits over $1.25 million to be paid in cash after the annual financial statements have been completed and, if applicable, audited for filing with the SEC. Mr. Wiles will also receive options to acquire 250 shares of Bantec's common stock, vesting over five years in equal amounts on the anniversary date of his Employment Agreement. On September 16, 2019, Mr. Wiles' employment agreement was modified to provide salary of $275,000, and an annual bonus of 2% of net income. At the Company's discretion, salary and bonus may be paid in cash or stock and payment may be deferred. The difference between the amended agreement and salary paid by Howco is recorded in the accounts of the parent company. $67,000 was recognized as expense in the parent company's accounts for each of the six months ended March 31, 2021 and 2020. $207,428 and $140,178 were recorded as accrued salaries expense as of March 31, 2021 and September 30, 2020 respectively.

The Company has certain convertible notes and other promissory notes payable to related parties (see Note 8).

NOTE 14 - RELATED PARTY TRANSACTIONS

On October 1, 2016, the Company entered into employment agreements with two of its officers. The employment agreement with the company's President and CEO provides for annual base compensation of $370,000 for a period of three years, which can, at the Company's election, be paid in cash or Common Stock or deferred if insufficient cash is available, and provides for other benefits, including a discretionary bonus and equity provision for the equivalent of 12 months' base salary, and an additional one-time severance payment of $2,500,000 upon termination under certain circumstances, as defined in the agreement.

On March 28, 2017, Bantec entered into an at-will employment agreement with Matthew Wiles as General Manager of Howco. Under the terms of the employment agreement, Mr. Wiles' compensation is $140,000 per annum and he also will be eligible for a bonus of 10% of Howco's gross profits over $1.25 million to be paid in cash after the annual financial statements have been completed and, if applicable, audited for filing with the SEC. Mr. Wiles will also receive options to acquire 250 shares of Bantec's common stock, vesting over five years in equal amounts on the anniversary date of his Employment Agreement. On September 16, 2019, Mr. Wiles' employment agreement was modified to provide salary of $275,000, and an annual bonus of 2% of net income. At the Company's discretion, salary and bonus may be paid in cash or stock and payment may be deferred.

On January 30, 2019, the Company filed Form 8K announcing the Board of Directors appointment on January 5, 2019 of Jeffery L. Garon as member of the board and as the Company's chief financial officer. Under the terms of the January 4, 2019 compensation agreement with the CFO, the Company issues 100 shares each month to the CFO. The monthly stock awards are charged to compensation expense using the grant date quoted prices. During the year ended September 30, 2019, the Company was obligated to and issued 1,700 common restricted shares to the former CFO charging payroll expenses $600. The CFO resigned effective June 20, 2019.

On September 16, 2019, the employment agreement with the President/CEO and discussed above was modified to provide salary of $624,000, and an annual bonus of 3% of net income. At the Company's discretion, salary and bonus may be paid in cash or stock and payment may be deferred.

Shares of Common Stock Issued to CEO

On April 14, 2020, the Company's CEO was issued 15,000,000 shares of restricted common stock in conversion of $23,250 in principal on the note issued January 19, 2019 as amended on April 14, 2020 at the contractual price of $0.0016.

On July 24, 2020, the CEO, was issued 150,000,000, restricted shares of common stock in conversion of $157,500 of principal and $5,460 of accrued interest on his January 19, 2019, note having an original principal amount of $200,000. The shares were priced at $.00105, in accordance with the conversion terms within the amendment on April 14, 2020. Following the conversion the principal was fully liquidated.

The Company has certain convertible notes and other promissory notes payable to related parties (see Note 9 and 18).